Commitments and pledges - Lease commitments (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Commitments and pledges
Future lease payables under non-cancellable value and short-term leases contracted for at the balance sheet date but not recognized as liabilities	€ 301	€ 6,074
Right of use assets amount	11,118	973
lease liabilities amount	11,000	1,000
Not later than one year
Commitments and pledges
Future lease payables under non-cancellable value and short-term leases contracted for at the balance sheet date but not recognized as liabilities	75	1,090
Between one and five years
Commitments and pledges
Future lease payables under non-cancellable value and short-term leases contracted for at the balance sheet date but not recognized as liabilities	€ 226	€ 4,984